Revenues and Cost of Services	12 Months Ended
Dec. 31, 2021
Disclosure of Revenues and Cost of Services [Line Items]
Revenues and Cost of Services
6.
Revenues and Cost of Services
(a)
Revenue and Gross profit description

dLocal derives revenue from processing payments for international merchants to enable them to operate in selected emerging markets.

The breakdown of revenue from contracts with customers per type of service is as follows:

	2021	2020	2019
Transaction revenues (i)	234,417	98,490	52,048
Other revenues (ii)	9,703	5,653	3,241
Revenues from payment processing (iii)	244,120	104,143	55,289
Cost of services	(113,677)	(44,065)	(19,413)
Gross profit	130,443	60,078	35,876

(i)
Transaction revenues are comprised of transaction fees, defined either as percentage of the transaction value or a fixed amount per transaction, as well as foreign exchange service fee, usually established as a percentage of the transaction value. These fees are recognized as revenue at a point in time when a payment transaction has been processed.
(ii)
Other revenues are mainly comprised of minor fees, such as initial setup fees, installment fee, minimum monthly fees, chargebacks fees, refunds fees and small transfer fees.
(iii)
In 2019, total revenues include a non-cash reduction of USD 4,333 related to warrants issued during 2019 with its counterparty recognized in Capital Reserve, in 2020 there were no impact for this item. For further detail refer to Note 2.11.4 Warrant agreement. In 2020 revenues include an amortization charge of USD 67 related to prepaid assets, as detailed in Note 17: Other assets.
(b)
Revenue recognized at a point in time and over time

Transaction revenues are recognized at a point in time when the payment transaction is processed. Other revenues are recognized as revenue at a point in time when the respective performance obligation is satisfied. The Group did not recognize revenues over time during 2021, 2020 and 2019.

(c)
Cost of services

Cost of services are composed of the following:

	2021	2020	2019
Processing costs (i)	107,276	41,655	18,346
Hosting expenses (ii)	3,351	1,257	696
Salaries and wages (iii)	706	497	196
Amortization of intangible assets (iv)	2,344	656	175
Cost of services	113,677	44,065	19,413

(i)
Mainly corresponds to fees that financial institutions (banks, local acquirers or payment methods) charge the Group, which are typically a percentage of the transaction value but in some instances, it also could be a fixed fee and are related to payment processing, cash advances, and installment payments. It varies from one institution to another and usually depends on the settlement period contracted with each such institution and the payment method used. For 2021, it includes broker fees and foreign exchange losses of USD 7,272 on the processed volume between the processing date and the expatriation or repatriation of funds date (USD 2,977 loss for 2020 and for 2019 represented a gain of USD 608).
(ii)
Expenses related to hosting services for the Group’ s payment platform.
(iii)
Consist of salaries and wages of the operations department directly involved in the day-to-day operations. For further detail refer to Note 9: Employee Benefits.
(iv)
Amortization of intangible assets corresponds to the amortization of the internally generated software (i.e., d.Local’ s payment platform) by the Group. For further detail refer to Note 20: Intangible Assets.